financial instruments - Market risks (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	CAD (1)	CAD (1)
Other comprehensive income sensitivity to increase in risk variable	(15)	(4)
Comprehensive income sensitivity to increase in risk variable	(16)	(5)
Net income sensitivity to decrease in risk variable	1	1
Other comprehensive income sensitivity to decrease in risk variable	15	6
Comprehensive income sensitivity to decrease in risk variable	CAD 16	CAD 7
Equity contributed, Common shares
Market risks
Data period for share price volatility	12 months	12 months
Share price volatility for sensitivity analysis (as a per cent)	7.00%	13.10%
Equity contributed, Common shares | Other price risk arising from share-based compensation costs
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable	CAD (8)	CAD (8)
Other comprehensive income sensitivity to increase in risk variable	13	16
Comprehensive income sensitivity to increase in risk variable	5	8
Net income sensitivity to decrease in risk variable	14	8
Other comprehensive income sensitivity to decrease in risk variable	(13)	(16)
Comprehensive income sensitivity to decrease in risk variable	CAD 1	CAD (8)